October 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:	Highland Funds I (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated October 18, 2013 to the Prospectus dated November 1, 2012 as amended February 8, 2013 and the Summary Prospectus dated November 1, 2012 as amended February 8, 2013 for the Highland Long/Short Healthcare Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on October 18, 2013 (Accession No. 0001193125-13-403971).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	E. Powell
D. Norris